Note 8 - Leases - Undiscounted Future Lease Payments Under Operating Leases and Financial Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Year one, operating lease	$ 14,779	$ 18,606
Year one, financing lease	9,247	7,665
Year two, operating lease	8,969	14,042
Year two, financing lease	7,725	7,665
Year three, operating lease	5,130	7,118
Year three, financing lease	4,361	6,096
Year four, operating lease	2,912	3,572
Year four, financing lease	3,274	2,713
Year five, operating lease	2,460	1,729
Year five, financing lease	2,216	1,625
Thereafter, operating lease	5,063	3,151
Thereafter, financing lease	3,874	2,786
Total minimum payment required, operating	39,313	48,218
Total minimum payment required, financing	30,697	28,550
Less interest, operating	3,186	3,402
Less interest, financing	2,329	2,540
Present value of minimum lease payments, operating	36,127	44,816
Present value of minimum lease payments, financing	28,368	26,010
Long-term lease obligation, operating	22,533	27,769
Long-term lease obligation, financing	19,942	19,232
Current Portion of Long-term Debt and Lease Obligations [Member]
Amount due within one year, operating	13,594	17,047
Amount due within one year, financing	$ 8,426	$ 6,778